Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 06, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-12928
Entity Registrant Name	AGREE REALTY CORPORATION
Entity Central Index Key	0000917251
Entity Tax Identification Number	38-3148187
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	70 E. Long Lake Road
Entity Address, City or Town	Bloomfield Hills
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48304
City Area Code	248
Local Phone Number	737-4190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.0001 par value
Trading Symbol	ADC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false